BUSINESS COMBINATION (Tables)	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST

The following summarizes the preliminary consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Estimated earn-out mechanisms	11,678	-	(2)

Preliminary consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares will not be known until the fourth quarter of 2020 when this contingency is resolved. A liability totaling $6.4 million has been recorded in Other liabilities pending the outcome of this contingency. As the Company is contractually obligated to settle this contingency in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.

SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the preliminary allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable, net	16,557
Unbilled revenue	6,125
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	33,787
Intangible assets	4,220
Other assets	200
Total identifiable assets acquired	71,780

Accounts payable	11,985
Accrued expenses	6,620
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,110
Other current liabilities	782
Long-term debt	15,572
Employee benefit liabilities	922
Other liabilities	2,772
Noncontrolling interests	56
Net identifiable liabilities acquired	53,224
Total fair value of net assets acquired	18,556
Goodwill	22,093
Preliminary consideration	$40,649

SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS

The preliminary allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer contracts	$3,770	8 years
Trademarks and trade names	450	2 years
Total intangible assets	$4,220

SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2019 for the quarter and year-to-date periods ended September 30, 2020 and September 30, 2019, respectively (in US$ thousands):

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Revenues	$218,423	$175,464	$639,667	$523,405
Net income	12,264	12,710	31,448	47,796